Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 7:- OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	Weighted average remaining useful life (years)	December 31,
		2018	2019
Original amounts:

Customer relationships	7.1	$21,980	$23,409
Technology	4.0	71,428	52,555
Patent	4.5	1,280	1,389

		94,688	77,353

Accumulated amortization:

Customer relationships		11,705	14,673
Technology		39,597	27,891
Patent		566	754

		51,868	43,318

Other intangible assets, net		$42,820	$34,035

b.	Amortization of other intangible assets was $7,243, $11,237 and $10,000 for 2017, 2018 and 2019, respectively.

c.	Estimated amortization expense for future periods:

For the year ended December 31,

2020	$9,624
2021	8,613
2022	5,881
2023	5,550
2024	2,707
2025 and thereafter	1,660

$34,035